Derivatives and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	$ 701	$ 942
Total fair value of derivatives liabilties	213	329
Total derivatives assets, net	329	593
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	701	942
Cash collateral netting	(336)	(326)
Derivative asset and liability netting	(36)	(23)
Total derivatives assets, net	329	593
Other Assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	637	867
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	64	75
Other Assets [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	64	75
Other Assets [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	455	824
Other Assets [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	8	0
Other Assets [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	174	43
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	213	329
Cash collateral netting	0	(21)
Derivative asset and liability netting	(36)	(23)
Total derivatives liabilities, net	177	285
Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	118	169
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	95	160
Other Liabilities [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	95	160
Other Liabilities [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	2	0
Other Liabilities [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	19
Other Liabilities [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	$ 116	$ 150